Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Reporting Changes
Table 1.1 provides a summary of our reporting changes implemented in connection with our adoption of ASU 2016-01 in first quarter 2018.
Table 1.1: Summary of Reporting Changes

Financial instrument or transaction type	As previously reported	Revised reporting
Balance Sheet
Marketable equity securities	Trading assets and available for sale investment securities	Equity securities (new caption)
Nonmarketable equity securities	Other assets	Equity securities (new caption)
Loans held for trading	Trading assets	Loans held for sale
Debt securities held for trading	Trading assets	Debt securities (formerly “Investment securities”)

Income Statement
Interest income:
Marketable equity securities	Trading assets and investment securities	Equity securities (new caption)
Nonmarketable equity securities	Other	Equity securities (new caption)
Loans held for trading	Trading assets	Loans held for sale
Debt securities held for trading	Trading assets	Debt securities (formerly “Investment securities”)
Noninterest income:
Deferred compensation gains (1)	Net gains from trading activities	Net gains from equity securities

(1)	Reclassification of net gains and losses on marketable equity securities economically hedging our deferred compensation obligations.
Table 1.2 summarizes financial assets and liabilities by form and measurement accounting model.
Table 1.2: Accounting Model for Financial Assets and Liabilities

Balance sheet caption	Measurement model(s)	Financial statement Note reference
Cash and due from banks	Cost	N/A
Interest-earning deposits with banks	Cost	N/A
Federal funds sold and securities purchased under resale agreements	Amortized cost	N/A
Debt securities:
Trading	FV-NI (1)	Note 4: Trading Activities Note 18: Fair Values of Assets and Liabilities
Available-for-sale	FV-OCI (2)	Note 5: Available-for-Sale and Held-to-Maturity Debt Securities Note 18: Fair Values of Assets and Liabilities
Held-to-maturity	Amortized cost	Note 5: Available-for-Sale and Held-to-Maturity Debt Securities
Mortgage loans held for sale	FV-NI (1) LOCOM (3)	Note 18: Fair Values of Assets and Liabilities
Loans held for sale	FV-NI (1) LOCOM (3)	Note 18: Fair Values of Assets and Liabilities
Loans	Amortized cost FV-NI (1)	Note 6: Loans and Allowance for Credit Losses Note 18: Fair Values of Assets and Liabilities
Derivative assets and liabilities	FV-NI (1) FV-OCI (2)	Note 4: Trading Activities Note 17: Derivatives Note 18: Fair Values of Assets and Liabilities
Equity securities:
Marketable	FV-NI (1)	Note 4: Trading Activities Note 8: Equity Securities Note 18: Fair Values of Assets and Liabilities
Nonmarketable	FV-NI (1) Cost method Equity method MA (4)	Note 4: Trading Activities Note 8: Equity Securities Note 18: Fair Values of Assets and Liabilities
Other assets	Amortized cost (5)	Note 7: Premises, Equipment, Lease Commitments and Other Assets
Deposits	Amortized cost	N/A
Short-term borrowings	Amortized cost	N/A
Long-term debt	Amortized cost	N/A

(1)	FV-NI represents the fair value through net income accounting model.

(2)	FV-OCI represents the fair value through other comprehensive income accounting model.

(3)	LOCOM represents the lower of cost or fair value accounting model.

(4)	MA represents the measurement alternative accounting model.

(5)	Other assets are generally carried at amortized cost, except for bank-owned life insurance which is carried at cash surrender value.

Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION Noncash activities are presented in Table 1.3, including information on transfers affecting MLHFS and debt securities.

Table 1.3: Supplemental Cash Flow Information

	Year ended December 31,
(in millions)	2018	2017	2016
Trading debt securities retained from securitizations of MLHFS	$37,265	52,435	72,399
Transfers from loans to MLHFS	5,366	5,500	6,894
Transfers from available-for-sale debt securities to held-to-maturity debt securities	16,479	50,405	4,161
Deconsolidation of reverse mortgages previously sold:
Loans	—	—	3,807
Long-term debt	—	—	3,769